Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventories
Note 5. Inventories

The inventory value at September 30, 2020 and December 31, 2019 were as follows:

	September 30,	December 31,
	2020	2019
Raw Materials	$427,974	$403,397
Work-in Progress	132,746	135,223
Finished Goods	125,990	124,510
Engineering Models	3,726	3,726
Subtotal	$690,436	$666,856
Less: Reserve for Obsolescence	(88,000)	(109,146)
Total	$602,436	$557,710

The inventory value at December 31, 2019 and 2018 was as follows:

	December 31, 2019	December 31, 2018

Raw Materials	$403,168	$279,437
Work-in Progress	135,223	69,480
Finished Goods	124,510	118,545
Engineering Models	3,726	3,726

Subtotal	$666,856	$471,188
Less: Reserve for Obsolescence	(109,146)	(80,000)

Total	$557,710	$391,188